Discontinued Operations (Results of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 5,321	$ 19,852
Cost of watch points and engagement points	(3,416)	(9,574)
Selling, general and administrative expenses	(12,553)	(43,203)
Operating loss	(10,648)	(32,925)
Other expense:
Other income, net	4,169	0
Net loss before provision for income taxes	(6,479)	(32,925)
Income tax expense	(43)	(87)
Net loss from discontinued operations, net of tax	$ (6,522)	$ (33,012)